Detail of Wallbox Group subsidiaries	6 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
Detail of Wallbox Group subsidiaries
26.
Detail of Wallbox Group subsidiaries

				% Equity interest
Company name	Registered office	Activity	Company holding investment	June 30, 2026	December 31, 2025		Consolidation method
Wall Box Chargers, S.L.U.	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wallbox NV	100%	100%	*	Fully consolidated
Kensington Capital Acquisition Corp II	1400 Old Country Road, Suite 301, Westbury, NY 11590	Special purpose acquisition company	Wallbox NV	100%	100%	*	Fully consolidated
Wallbox UK Limited	278-280 Deansgate, Manchester, United Kingdom M3 4LY	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
SAS Wallbox France	Avenue des Champs Elysées 102, 75008, Paris, France	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
WBC Wallbox Chargers Deutschland GmbH	Leopoldstraße 23, 80802 München, Germany	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox Italy, S.R.L.	Piacenza Via Genova 3/M CAP 29122, Italy	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox Netherlands B.V.	Claude Debussylaan 82, Amsterdam 1082 MD, Netherlands	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox USA Inc.	2240 Forum Drive, Arlington, TX 76010, USA	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox Shanghai Ltd.	Room 06-116,6F, No.482,488,492,518 Xinjiang Road, Jingan District, Shanghai, China	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox AS	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norway	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox ApS	C/O Azets Insight A/S Lyskær 3C, 2, 2730 Herlev, Denmark	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%	-	Fully consolidated
Wallbox AB	C/O WEWORK Malmskillnadsgatan, 32, Stockholm, 5 111 51, Sweden	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%	-	Fully consolidated
Wallbox Oy	Azets Insight Oy PB, 1, Azets 00028, Finland	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	100%	-	Fully consolidated
Electromaps, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Coil, Inc.	1307 Hayes Street Suite 5 San Francisco, CA 94117 US	EV Charge installer	Wallbox USA, Inc.	100%	100%	-	Fully consolidated
AR Electronics Solutions, S.L.U.	Calle Foc 68, 08038, Barcelona, Spain	Manufacture of Electronic components	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox Australia PTY, Ltd	152 Elizabeth Street - Level 4 - Melbourne VIC 3000	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
WBX Chargers Portugal, Unipessoal Lda	Rua de Vilar, 235 Edifício Scala, 2 andar Porto 4050 626, Portugal	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
Wallbox Belgium BV	Pegasuslaan 5, 1831 Machelen, Belgium	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	100%	100%	-	Fully consolidated
ABL Gmbh (1)	Albert-Büttner-Straße 11, 91207 Lauf / Pegnitz, Deutschland	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.U.	79%	79%	-	Fully consolidated
ABL Morocco S.A.	Zone Franche D'exportation - Ilot 72 - Lot 2 - Tanger-Médina	Retail innovative solutions for charging Electric Vehicles	ABL Gmbh	99%	99%	-	Fully consolidated
ABL Nederland B.V.	Meander 251 6825 MC Arnhem, Netherlands	Retail innovative solutions for charging Electric Vehicles	ABL Gmbh	100%	100%	-	Fully consolidated
ABL (Shanghai) Co. Ltd	Yuandong Building, No. 1101 Pudong South Road,200120 Shanghai, China	Retail innovative solutions for charging Electric Vehicles	ABL Gmbh	0%	100%	-	-

(*) direct ownership

(-) indirect ownership

(1) ABL GmbH is using the exemption rules acc. Sec. 264(3) German commercial law in the extend that ABL GmbH isn't required to prepare, audit and publish their statutory financial statements as of December 2023, 2024, 2025 and 2026.